ALPS SERIES TRUST

Seven Canyons Strategic Income Fund

Seven Canyons World Innovators Fund

Supplement dated December 6, 2018

to the

Statement of Additional Information dated September 10, 2018 (the “SAI”)

This supplement is to correct custodian information provided in the SAI. The table on page 26 of the SAI, under the section “DISCLOSURE OF PORTFOLIO HOLDINGS – Policy Overview,” is replaced with the following:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients
Seven Canyons Advisors, LLC (Adviser)	Daily	None	Daily	Daily
ALPS Fund Services, Inc. (Administrator)	Daily	None	Daily	Daily
State Street Bank and Trust Company (Custodian)	Daily	None	Daily	Daily
Cohen & Company, Ltd. (Independent Registered Public Accounting Firm)	As needed	None	As needed	As needed
Thompson Hine LLP (Independent Trustee Counsel)	As needed	None	As needed	As needed
Davis Graham & Stubbs LLP (Trust Counsel)	As needed	None	As needed	As needed
Interactive Brokers Inc.	Daily	None	Daily	Daily
Factset	Daily	None	Daily	Daily
Electra	Daily	None	Daily	Daily
Advent Software, Inc.	Daily	None	Daily	Daily
Vision Computer Solutions	As needed	None	As needed	As needed
Broadridge Investor Communication Solutions, Inc.	As needed	None	As needed	As needed

Also effective immediately, the first paragraph on page 53 of the SAI under the section “OTHER INFORMATION ABOUT THE FUNDS,” is replaced with the following:

Custodian. State Street Bank and Trust Company, located at 1 Iron St, Boston, Massachusetts 02210, serves as the custodian for the Funds. As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities in book-entry form belonging to the Funds. Upon instruction, the Custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Funds. Sub-custodians provide custodial services for any foreign assets held outside of the United States.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE